American Funds Target Date Retirement Series®
American Funds 2065
Target Date Retirement FundSM
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	664,222	$48,582
New Perspective Fund, Class R-6	790,124	48,403
The Growth Fund of America, Class R-6	508,863	34,068
AMCAP Fund, Class R-6[1]	820,968	33,980
The New Economy Fund, Class R-6[1]	442,981	24,253
New World Fund, Inc., Class R-6	238,098	19,196
EuroPacific Growth Fund, Class R-6	160,002	9,594
		218,076
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	716,833	43,497
Fundamental Investors, Class R-6	606,990	43,497
Washington Mutual Investors Fund, Class R-6	664,847	38,661
The Investment Company of America, Class R-6	686,231	33,824
American Mutual Fund, Class R-6	463,022	24,151
		183,630
Balanced funds 12%
American Balanced Fund, Class R-6	894,031	28,940
American Funds Global Balanced Fund, Class R-6	772,561	28,940
		57,880
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,729,155	24,070
Total investment securities 100% (cost: $498,766,000)		483,656
Other assets less liabilities 0%		360
Net assets 100%		$484,016
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 1 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$38,455	$21,485	$190	$(30)	$(11,138)	$48,582	$—	$3,703
New Perspective Fund, Class R-6	38,455	16,908	32	(3)	(6,925)	48,403	271	2,802
The Growth Fund of America, Class R-6	26,918	13,569	31	(3)	(6,385)	34,068	117	2,361
AMCAP Fund, Class R-6[1]	26,918	11,426	21	—[3]	(4,343)	33,980	—	776
The New Economy Fund, Class R-6[1]	19,228	10,051	94	(9)	(4,923)	24,253	—	1,565
New World Fund, Inc., Class R-6	15,382	6,647	127	(17)	(2,689)	19,196	144	1,085
EuroPacific Growth Fund, Class R-6	7,691	3,363	54	(6)	(1,400)	9,594	145	318
						218,076
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	38,455	12,175	3,664	39	(3,508)	43,497	199	1,978
Fundamental Investors, Class R-6	34,609	13,133	11	(1)	(4,233)	43,497	244	2,616
Washington Mutual Investors Fund, Class R-6	30,764	8,560	13	—[3]	(650)	38,661	163	642
The Investment Company of America, Class R-6	30,764	9,020	3,694	89	(2,355)	33,824	112	1,469
American Mutual Fund, Class R-6	19,228	5,216	—	—	(293)	24,151	120	656
						183,630
Balanced funds 12%
American Balanced Fund, Class R-6	19,227	10,841	40	—[3]	(1,088)	28,940	97	666
American Funds Global Balanced Fund, Class R-6	19,228	11,572	49	(3)	(1,808)	28,940	155	1,099
						57,880
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,228	5,292	91	(1)	(358)	24,070	101	—
Total 100%				$55	$(52,096)	$483,656	$1,868	$21,736
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2065 Target Date Retirement Fund — Page 2 of 25

American Funds 2060
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	8,125,803	$594,321
New Perspective Fund, Class R-6	9,666,033	592,141
The Growth Fund of America, Class R-6	6,179,695	413,731
AMCAP Fund, Class R-6[1]	9,941,707	411,487
The New Economy Fund, Class R-6[1]	5,327,828	291,699
New World Fund, Inc., Class R-6	2,915,719	235,065
EuroPacific Growth Fund, Class R-6	1,935,737	116,067
		2,654,511
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	8,810,778	534,638
Fundamental Investors, Class R-6	7,383,476	529,100
Washington Mutual Investors Fund, Class R-6	8,396,583	488,261
The Investment Company of America, Class R-6	8,405,489	414,307
American Mutual Fund, Class R-6	5,970,189	311,405
		2,277,711
Balanced funds 12%
American Balanced Fund, Class R-6	11,223,948	363,319
American Funds Global Balanced Fund, Class R-6	9,698,586	363,309
		726,628
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	22,190,395	308,890
Total investment securities 100% (cost: $5,399,917,000)		5,967,740
Other assets less liabilities 0%		(1,064)
Net assets 100%		$5,966,676
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 3 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$591,348	$153,839	$926	$481	$(150,421)	$594,321	$—	$50,451
New Perspective Fund, Class R-6	603,869	81,830	926	454	(93,086)	592,141	3,691	38,177
The Growth Fund of America, Class R-6	425,249	76,259	2,727	432	(85,482)	413,731	1,577	31,932
AMCAP Fund, Class R-6[1]	420,886	49,363	1,698	312	(57,376)	411,487	—	10,546
The New Economy Fund, Class R-6[1]	299,182	58,394	459	211	(65,629)	291,699	—	21,154
New World Fund, Inc., Class R-6	235,623	36,366	370	162	(36,716)	235,065	1,938	14,633
EuroPacific Growth Fund, Class R-6	117,231	17,973	182	69	(19,024)	116,067	1,920	4,210
						2,654,511
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	598,100	44,536	61,305	1,738	(48,431)	534,638	2,746	27,246
Fundamental Investors, Class R-6	538,279	49,224	2,213	390	(56,580)	529,100	3,355	35,912
Washington Mutual Investors Fund, Class R-6	478,484	19,220	1,737	328	(8,034)	488,261	2,299	9,040
The Investment Company of America, Class R-6	478,484	27,070	61,297	3,531	(33,481)	414,307	1,552	20,430
American Mutual Fund, Class R-6	298,995	16,784	482	176	(4,068)	311,405	1,700	9,278
						2,277,711
Balanced funds 12%
American Balanced Fund, Class R-6	298,856	79,884	1,132	131	(14,420)	363,319	1,353	9,290
American Funds Global Balanced Fund, Class R-6	298,855	93,354	4,297	(71)	(24,532)	363,309	2,122	15,039
						726,628
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	298,663	17,448	2,548	(17)	(4,656)	308,890	1,390	—
Total 100%				$8,327	$(701,936)	$5,967,740	$25,643	$297,338
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 4 of 25

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 44%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	16,177,194	$1,183,200
New Perspective Fund, Class R-6	19,243,548	1,178,860
The Growth Fund of America, Class R-6	12,854,893	860,635
AMCAP Fund, Class R-6[1]	20,769,524	859,650
The New Economy Fund, Class R-6[1]	11,031,040	603,949
New World Fund, Inc., Class R-6	6,145,494	495,450
EuroPacific Growth Fund, Class R-6	4,067,692	243,899
American Funds Global Insight Fund, Class R-6	5,181,543	108,139
		5,533,782
Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	18,549,678	1,125,594
Fundamental Investors, Class R-6	15,644,121	1,121,058
Washington Mutual Investors Fund, Class R-6	17,780,917	1,033,960
The Investment Company of America, Class R-6	16,898,940	832,949
American Mutual Fund, Class R-6	13,683,254	713,719
		4,827,280
Balanced funds 12%
American Balanced Fund, Class R-6	23,865,010	772,510
American Funds Global Balanced Fund, Class R-6	20,546,082	769,656
		1,542,166
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	46,976,491	653,913
Total investment securities 100% (cost: $10,936,281,000)		12,557,141
Other assets less liabilities 0%		(2,133)
Net assets 100%		$12,555,008
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 5 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,217,119	$271,104	$1,197	$664	$(304,490)	$1,183,200	$—	$102,511
New Perspective Fund, Class R-6	1,242,674	142,808	18,415	1,443	(189,650)	1,178,860	7,500	77,570
The Growth Fund of America, Class R-6	912,693	146,989	19,712	2,272	(181,607)	860,635	3,333	67,484
AMCAP Fund, Class R-6[1]	903,641	82,122	5,732	789	(121,170)	859,650	—	22,334
The New Economy Fund, Class R-6[1]	640,709	101,883	617	345	(138,371)	603,949	—	44,642
New World Fund, Inc., Class R-6	499,790	73,562	498	228	(77,632)	495,450	4,085	30,846
EuroPacific Growth Fund, Class R-6	248,027	36,180	245	100	(40,163)	243,899	4,020	8,813
American Funds Global Insight Fund, Class R-6	99,751	13,680	100	3	(5,195)	108,139	904	—
						5,533,782
Growth-and-income funds 39%
Capital World Growth and Income Fund, Class R-6	1,273,515	78,888	128,080	3,641	(102,370)	1,125,594	5,847	58,027
Fundamental Investors, Class R-6	1,145,755	97,076	2,556	534	(119,751)	1,121,058	7,145	76,484
Washington Mutual Investors Fund, Class R-6	1,030,140	30,484	10,520	577	(16,721)	1,033,960	4,891	19,235
The Investment Company of America, Class R-6	973,813	47,476	128,260	18,999	(79,079)	832,949	3,121	41,087
American Mutual Fund, Class R-6	686,610	39,007	2,973	244	(9,169)	713,719	3,909	21,333
						4,827,280
Balanced funds 12%
American Balanced Fund, Class R-6	637,312	166,423	782	251	(30,694)	772,510	2,903	19,924
American Funds Global Balanced Fund, Class R-6	637,292	185,331	775	203	(52,395)	769,656	4,523	32,060
						1,542,166
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	635,255	29,131	662	45	(9,856)	653,913	2,939	—
Total 100%				$30,338	$(1,478,313)	$12,557,141	$55,120	$622,350
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 6 of 25

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	29,195,727	$1,788,530
SMALLCAP World Fund, Inc., Class R-6[1]	23,241,578	1,699,889
The Growth Fund of America, Class R-6	20,655,632	1,382,895
AMCAP Fund, Class R-6[1]	33,401,527	1,382,489
The New Economy Fund, Class R-6[1]	16,105,521	881,777
New World Fund, Inc., Class R-6	8,871,708	715,237
American Funds Global Insight Fund, Class R-6	23,658,405	493,751
EuroPacific Growth Fund, Class R-6	6,554,933	393,034
		8,737,602
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	28,925,646	1,755,208
Fundamental Investors, Class R-6	24,390,860	1,747,849
Washington Mutual Investors Fund, Class R-6	29,178,301	1,696,718
American Mutual Fund, Class R-6	26,499,273	1,382,202
The Investment Company of America, Class R-6	23,455,393	1,156,117
		7,738,094
Equity-income funds 2%
Capital Income Builder, Class R-6	2,504,258	174,471
The Income Fund of America, Class R-6	6,800,653	173,553
		348,024
Balanced funds 12%
American Balanced Fund, Class R-6	41,409,699	1,340,432
American Funds Global Balanced Fund, Class R-6	31,107,368	1,165,282
		2,505,714
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	75,364,060	1,049,068
Total investment securities 100% (cost: $17,232,966,000)		20,378,502
Other assets less liabilities 0%		(3,094)
Net assets 100%		$20,375,408
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 7 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,915,758	$196,410	$37,988	$4,149	$(289,799)	$1,788,530	$11,361	$117,500
SMALLCAP World Fund, Inc., Class R-6[1]	1,793,018	350,352	3,100	1,911	(442,292)	1,699,889	—	148,261
The Growth Fund of America, Class R-6	1,502,328	212,434	41,364	6,725	(297,228)	1,382,895	5,379	108,923
AMCAP Fund, Class R-6[1]	1,485,765	109,000	16,678	2,924	(198,522)	1,382,489	—	36,259
The New Economy Fund, Class R-6[1]	971,361	116,609	1,647	1,063	(205,609)	881,777	—	66,494
New World Fund, Inc., Class R-6	732,651	96,507	1,306	633	(113,248)	715,237	5,939	44,849
American Funds Global Insight Fund, Class R-6	493,932	24,058	879	22	(23,382)	493,751	4,449	—
EuroPacific Growth Fund, Class R-6	406,064	52,865	717	306	(65,484)	393,034	6,559	14,380
						8,737,602
Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	1,916,794	108,659	115,115	4,179	(159,309)	1,755,208	9,118	90,485
Fundamental Investors, Class R-6	1,795,952	141,034	3,164	1,750	(187,723)	1,747,849	11,140	119,246
Washington Mutual Investors Fund, Class R-6	1,696,143	47,050	20,090	2,219	(28,604)	1,696,718	7,988	31,414
American Mutual Fund, Class R-6	1,342,021	62,605	5,139	1,228	(18,513)	1,382,202	7,561	41,265
The Investment Company of America, Class R-6	1,319,485	61,360	140,781	27,304	(111,251)	1,156,117	4,332	57,028
						7,738,094
Equity-income funds 2%
Capital Income Builder, Class R-6	161,462	11,885	303	65	1,362	174,471	2,615	—
The Income Fund of America, Class R-6	161,473	16,731	303	75	(4,423)	173,553	1,710	6,355
						348,024
Balanced funds 12%
American Balanced Fund, Class R-6	1,210,697	183,373	2,424	1,089	(52,303)	1,340,432	5,037	34,572
American Funds Global Balanced Fund, Class R-6	1,042,756	202,980	2,103	548	(78,899)	1,165,282	6,870	48,695
						2,505,714
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,036,889	33,491	5,468	(57)	(15,787)	1,049,068	4,771	—
Total 100%				$56,133	$(2,291,014)	$20,378,502	$94,829	$965,726
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 8 of 25

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 41%	Shares	Value (000)
New Perspective Fund, Class R-6	30,566,800	$1,872,522
SMALLCAP World Fund, Inc., Class R-6[1]	23,869,553	1,745,819
The Growth Fund of America, Class R-6	24,157,495	1,617,344
AMCAP Fund, Class R-6[1]	38,984,231	1,613,557
The New Economy Fund, Class R-6[1]	16,481,357	902,355
American Funds Global Insight Fund, Class R-6	38,591,360	805,402
New World Fund, Inc., Class R-6	8,579,351	691,667
EuroPacific Growth Fund, Class R-6	7,558,455	453,205
		9,701,871
Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	32,358,925	1,881,671
Capital World Growth and Income Fund, Class R-6	30,763,343	1,866,720
Fundamental Investors, Class R-6	25,941,494	1,858,967
American Mutual Fund, Class R-6	33,437,590	1,744,105
The Investment Company of America, Class R-6	22,250,977	1,096,751
		8,448,214
Equity-income funds 5%
The Income Fund of America, Class R-6	27,469,913	701,032
Capital Income Builder, Class R-6	8,631,649	601,367
		1,302,399
Balanced funds 13%
American Balanced Fund, Class R-6	55,168,969	1,785,820
American Funds Global Balanced Fund, Class R-6	32,193,575	1,205,971
		2,991,791
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	87,427,482	1,216,991
Total investment securities 100% (cost: $19,854,593,000)		23,661,266
Other assets less liabilities 0%		(3,777)
Net assets 100%		$23,657,489
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 9 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
New Perspective Fund, Class R-6	$2,013,613	$162,471	$1,104	$687	$(303,145)	$1,872,522	$12,012	$124,237
SMALLCAP World Fund, Inc., Class R-6[1]	1,827,036	366,867	1,004	622	(447,702)	1,745,819	—	151,463
The Growth Fund of America, Class R-6	1,735,761	222,437	2,164	749	(339,439)	1,617,344	6,250	126,555
AMCAP Fund, Class R-6[1]	1,721,828	119,972	944	599	(227,898)	1,613,557	—	42,468
The New Economy Fund, Class R-6[1]	970,093	138,575	522	341	(206,132)	902,355	—	66,515
American Funds Global Insight Fund, Class R-6	812,373	31,262	448	11	(37,796)	805,402	7,142	—
New World Fund, Inc., Class R-6	704,669	93,871	386	188	(106,675)	691,667	5,648	42,650
EuroPacific Growth Fund, Class R-6	469,879	56,873	253	112	(73,406)	453,205	7,423	16,274
						9,701,871
Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	1,869,358	43,697	1,929	636	(30,091)	1,881,671	8,858	34,838
Capital World Growth and Income Fund, Class R-6	1,898,536	136,089	1,073	521	(167,353)	1,866,720	9,697	96,233
Fundamental Investors, Class R-6	1,913,690	143,965	1,071	612	(198,229)	1,858,967	11,848	126,827
American Mutual Fund, Class R-6	1,705,113	61,488	970	544	(22,070)	1,744,105	9,522	51,966
The Investment Company of America, Class R-6	1,120,636	58,210	630	312	(81,777)	1,096,751	4,110	54,100
						8,448,214
Equity-income funds 5%
The Income Fund of America, Class R-6	665,014	53,770	390	89	(17,451)	701,032	6,890	25,610
Capital Income Builder, Class R-6	568,398	28,223	332	65	5,013	601,367	9,026	—
						1,302,399
Balanced funds 13%
American Balanced Fund, Class R-6	1,776,670	75,656	1,023	453	(65,936)	1,785,820	6,682	45,863
American Funds Global Balanced Fund, Class R-6	1,196,455	89,498	690	181	(79,473)	1,205,971	7,074	50,139
						2,991,791
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,188,398	47,644	708	48	(18,391)	1,216,991	5,506	—
Total 100%				$6,770	$(2,417,951)	$23,661,266	$117,688	$1,055,738
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 10 of 25

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 38%	Shares	Value (000)
The Growth Fund of America, Class R-6	30,515,562	$2,043,017
AMCAP Fund, Class R-6[1]	49,324,534	2,041,542
New Perspective Fund, Class R-6	33,249,033	2,036,836
SMALLCAP World Fund, Inc., Class R-6[1]	26,004,666	1,901,981
American Funds Global Insight Fund, Class R-6	56,866,897	1,186,812
The New Economy Fund, Class R-6[1]	20,755,209	1,136,348
New World Fund, Inc., Class R-6	9,405,333	758,258
EuroPacific Growth Fund, Class R-6	5,847,869	350,638
		11,455,432
Growth-and-income funds 34%
Fundamental Investors, Class R-6	31,431,373	2,252,372
Capital World Growth and Income Fund, Class R-6	37,095,217	2,250,938
American Mutual Fund, Class R-6	42,225,602	2,202,487
Washington Mutual Investors Fund, Class R-6	35,662,329	2,073,765
The Investment Company of America, Class R-6	24,294,504	1,197,476
International Growth and Income Fund, Class R-6	5,896,228	225,059
		10,202,097
Equity-income funds 8%
The Income Fund of America, Class R-6	49,323,080	1,258,725
Capital Income Builder, Class R-6	13,604,119	947,799
		2,206,524
Balanced funds 13%
American Balanced Fund, Class R-6	75,170,693	2,433,275
American Funds Global Balanced Fund, Class R-6	40,486,339	1,516,618
		3,949,893
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	140,350,554	1,953,680
American Funds Inflation Linked Bond Fund, Class R-6	22,958,731	248,643
		2,202,323
Total investment securities 100% (cost: $24,997,606,000)		30,016,269
Other assets less liabilities 0%		(5,265)
Net assets 100%		$30,011,004
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 11 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
The Growth Fund of America, Class R-6	$2,222,508	$259,243	$7,272	$3,160	$(434,622)	$2,043,017	$7,973	$161,446
AMCAP Fund, Class R-6[1]	2,204,313	129,591	4,352	2,768	(290,778)	2,041,542	—	54,287
New Perspective Fund, Class R-6	2,177,784	190,722	4,304	2,694	(330,060)	2,036,836	12,972	134,165
SMALLCAP World Fund, Inc., Class R-6[1]	2,010,214	385,921	3,957	2,467	(492,664)	1,901,981	—	165,525
American Funds Global Insight Fund, Class R-6	1,208,373	36,294	2,413	61	(55,503)	1,186,812	10,630	—
The New Economy Fund, Class R-6[1]	1,230,552	167,966	2,391	1,562	(261,341)	1,136,348	—	83,853
New World Fund, Inc., Class R-6	766,839	108,824	1,517	737	(116,625)	758,258	6,102	46,082
EuroPacific Growth Fund, Class R-6	391,082	19,321	760	337	(59,342)	350,638	6,052	13,269
						11,455,432
Growth-and-income funds 34%
Fundamental Investors, Class R-6	2,328,486	168,023	4,686	2,713	(242,164)	2,252,372	14,355	153,667
Capital World Growth and Income Fund, Class R-6	2,311,508	145,192	4,672	2,278	(203,368)	2,250,938	11,693	116,041
American Mutual Fund, Class R-6	2,169,770	78,127	17,780	2,300	(29,930)	2,202,487	12,099	66,028
Washington Mutual Investors Fund, Class R-6	2,066,090	48,161	8,019	2,537	(35,004)	2,073,765	9,763	38,398
The Investment Company of America, Class R-6	1,225,389	63,556	2,482	1,247	(90,234)	1,197,476	4,487	59,068
International Growth and Income Fund, Class R-6	205,101	37,168	459	155	(16,906)	225,059	1,222	9,680
						10,202,097
Equity-income funds 8%
The Income Fund of America, Class R-6	1,207,216	85,260	2,533	562	(31,780)	1,258,725	12,433	46,212
Capital Income Builder, Class R-6	902,996	38,693	1,893	355	7,648	947,799	14,226	—
						2,206,524
Balanced funds 13%
American Balanced Fund, Class R-6	2,438,726	88,856	5,052	2,260	(91,515)	2,433,275	9,144	62,758
American Funds Global Balanced Fund, Class R-6	1,515,366	104,466	3,146	818	(100,886)	1,516,618	8,941	63,377
						3,949,893
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	1,885,533	102,436	5,117	208	(29,380)	1,953,680	8,710	—
American Funds Inflation Linked Bond Fund, Class R-6	231,563	26,702	499	64	(9,187)	248,643	8,293	—
						2,202,323
Total 100%				$29,283	$(2,913,641)	$30,016,269	$159,095	$1,273,856
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 12 of 25

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 30%	Shares	Value (000)
The Growth Fund of America, Class R-6	32,524,354	$2,177,506
AMCAP Fund, Class R-6[1]	52,466,141	2,171,574
New Perspective Fund, Class R-6	29,517,099	1,808,217
SMALLCAP World Fund, Inc., Class R-6[1]	22,907,793	1,675,476
American Funds Global Insight Fund, Class R-6	62,237,573	1,298,898
The New Economy Fund, Class R-6[1]	14,638,537	801,460
New World Fund, Inc., Class R-6	4,994,805	402,681
		10,335,812
Growth-and-income funds 32%
American Mutual Fund, Class R-6	47,880,730	2,497,459
Capital World Growth and Income Fund, Class R-6	38,442,203	2,332,673
Fundamental Investors, Class R-6	31,047,302	2,224,849
Washington Mutual Investors Fund, Class R-6	34,245,998	1,991,405
The Investment Company of America, Class R-6	27,380,062	1,349,563
International Growth and Income Fund, Class R-6	17,060,800	651,211
		11,047,160
Equity-income funds 8%
The Income Fund of America, Class R-6	54,775,262	1,397,864
Capital Income Builder, Class R-6	17,166,684	1,196,003
		2,593,867
Balanced funds 13%
American Balanced Fund, Class R-6	84,683,218	2,741,196
American Funds Global Balanced Fund, Class R-6	45,927,523	1,720,445
		4,461,641
Fixed income funds 17%
U.S. Government Securities Fund, Class R-6	191,933,602	2,671,716
American Funds Inflation Linked Bond Fund, Class R-6	91,587,711	991,895
American Funds Mortgage Fund, Class R-6	75,379,023	758,313
Capital World Bond Fund, Class R-6	38,546,127	753,191
Intermediate Bond Fund of America, Class R-6	44,185,025	600,033
		5,775,148
Total investment securities 100% (cost: $28,941,343,000)		34,213,628
Other assets less liabilities 0%		(6,186)
Net assets 100%		$34,207,442
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 13 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 30%
The Growth Fund of America, Class R-6	$2,387,331	$252,684	$1,396	$932	$(462,045)	$2,177,506	$8,588	$173,900
AMCAP Fund, Class R-6[1]	2,369,241	111,459	1,400	915	(308,641)	2,171,574	—	58,433
New Perspective Fund, Class R-6	1,971,356	133,384	1,167	750	(296,106)	1,808,217	11,759	121,625
SMALLCAP World Fund, Inc., Class R-6[1]	1,802,270	303,215	1,032	668	(429,645)	1,675,476	—	144,475
American Funds Global Insight Fund, Class R-6	1,294,673	63,969	772	19	(58,991)	1,298,898	11,482	—
The New Economy Fund, Class R-6[1]	931,023	63,534	542	371	(192,926)	801,460	—	63,535
New World Fund, Inc., Class R-6	437,734	29,244	258	130	(64,169)	402,681	3,420	25,825
						10,335,812
Growth-and-income funds 32%
American Mutual Fund, Class R-6	2,444,062	88,132	3,865	847	(31,717)	2,497,459	13,648	74,483
Capital World Growth and Income Fund, Class R-6	2,394,290	147,506	1,447	706	(208,382)	2,332,673	12,118	120,254
Fundamental Investors, Class R-6	2,296,695	165,969	1,383	810	(237,242)	2,224,849	14,180	151,790
Washington Mutual Investors Fund, Class R-6	1,977,561	46,245	1,213	708	(31,896)	1,991,405	9,375	36,870
The Investment Company of America, Class R-6	1,379,017	71,627	836	427	(100,672)	1,349,563	5,057	66,571
International Growth and Income Fund, Class R-6	666,145	33,294	396	139	(47,971)	651,211	3,535	28,011
						11,047,160
Equity-income funds 8%
The Income Fund of America, Class R-6	1,348,346	84,705	841	251	(34,597)	1,397,864	13,799	51,289
Capital Income Builder, Class R-6	1,128,616	57,530	712	153	10,416	1,196,003	17,917	—
						2,593,867
Balanced funds 13%
American Balanced Fund, Class R-6	2,714,517	128,840	1,686	559	(101,034)	2,741,196	10,226	70,183
American Funds Global Balanced Fund, Class R-6	1,679,239	154,610	1,050	275	(112,629)	1,720,445	10,057	71,286
						4,461,641
Fixed income funds 17%
U.S. Government Securities Fund, Class R-6	2,593,375	120,264	1,655	115	(40,383)	2,671,716	11,991	—
American Funds Inflation Linked Bond Fund, Class R-6	929,420	99,532	599	108	(36,566)	991,895	33,731	—
American Funds Mortgage Fund, Class R-6	656,826	111,279	425	5	(9,372)	758,313	1,217	—
Capital World Bond Fund, Class R-6	654,741	121,511	428	16	(22,649)	753,191	6,252	—
Intermediate Bond Fund of America, Class R-6	519,070	89,315	337	8	(8,023)	600,033	2,127	—
						5,775,148
Total 100%				$8,912	$(2,825,240)	$34,213,628	$200,479	$1,258,530
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 14 of 25

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	56,376,570	$2,333,426
The Growth Fund of America, Class R-6	29,563,211	1,979,257
American Funds Global Insight Fund, Class R-6	65,988,307	1,377,176
SMALLCAP World Fund, Inc., Class R-6[1]	16,234,694	1,187,406
New Perspective Fund, Class R-6	16,244,532	995,140
		7,872,405
Growth-and-income funds 29%
American Mutual Fund, Class R-6	54,898,437	2,863,503
Capital World Growth and Income Fund, Class R-6	44,110,378	2,676,618
Washington Mutual Investors Fund, Class R-6	34,733,936	2,019,778
Fundamental Investors, Class R-6	26,772,912	1,918,547
The Investment Company of America, Class R-6	29,068,275	1,432,775
International Growth and Income Fund, Class R-6	19,464,379	742,955
		11,654,176
Equity-income funds 8%
Capital Income Builder, Class R-6	23,010,206	1,603,121
The Income Fund of America, Class R-6	62,300,109	1,589,899
		3,193,020
Balanced funds 13%
American Balanced Fund, Class R-6	96,019,268	3,108,144
American Funds Global Balanced Fund, Class R-6	51,934,277	1,945,458
		5,053,602
Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	189,353,615	2,635,802
Intermediate Bond Fund of America, Class R-6	182,925,422	2,484,127
American Funds Mortgage Fund, Class R-6	198,624,419	1,998,161
Capital World Bond Fund, Class R-6	101,448,150	1,982,297
American Funds Inflation Linked Bond Fund, Class R-6	163,613,838	1,771,938
The Bond Fund of America, Class R-6	66,729,674	874,159
		11,746,484
Total investment securities 100% (cost: $34,467,557,000)		39,519,687
Other assets less liabilities 0%		(6,585)
Net assets 100%		$39,513,102
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 15 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6[1]	$2,489,897	$174,261	$7,297	$4,969	$(328,404)	$2,333,426	$—	$61,258
The Growth Fund of America, Class R-6	2,227,142	201,054	22,802	6,338	(432,475)	1,979,257	7,934	160,651
American Funds Global Insight Fund, Class R-6	1,399,986	44,606	4,140	104	(63,380)	1,377,176	12,277	—
SMALLCAP World Fund, Inc., Class R-6[1]	1,332,833	167,325	3,782	2,647	(311,617)	1,187,406	—	104,059
New Perspective Fund, Class R-6	1,087,592	73,407	3,191	2,153	(164,821)	995,140	6,472	66,935
						7,872,405
Growth-and-income funds 29%
American Mutual Fund, Class R-6	2,806,502	100,953	8,554	4,843	(40,241)	2,863,503	15,634	85,319
Capital World Growth and Income Fund, Class R-6	2,771,976	151,890	8,256	3,999	(242,991)	2,676,618	13,905	137,985
Washington Mutual Investors Fund, Class R-6	2,010,672	46,904	6,114	3,612	(35,296)	2,019,778	9,508	37,396
Fundamental Investors, Class R-6	1,989,437	143,120	9,935	3,493	(207,568)	1,918,547	12,228	130,892
The Investment Company of America, Class R-6	1,467,648	76,044	4,414	2,253	(108,756)	1,432,775	5,369	70,675
International Growth and Income Fund, Class R-6	763,938	35,990	2,250	766	(55,489)	742,955	4,033	31,957
						11,654,176
Equity-income funds 8%
Capital Income Builder, Class R-6	1,548,337	45,456	4,742	1,120	12,950	1,603,121	24,063	—
The Income Fund of America, Class R-6	1,547,141	86,628	4,747	1,508	(40,631)	1,589,899	15,704	58,371
						3,193,020
Balanced funds 13%
American Balanced Fund, Class R-6	3,139,775	91,844	9,591	4,336	(118,220)	3,108,144	11,680	80,164
American Funds Global Balanced Fund, Class R-6	1,941,771	137,166	5,931	1,561	(129,109)	1,945,458	11,467	81,279
						5,053,602
Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	2,579,873	107,792	12,171	315	(40,007)	2,635,802	11,822	—
Intermediate Bond Fund of America, Class R-6	2,334,662	190,728	7,303	366	(34,326)	2,484,127	9,133	—
American Funds Mortgage Fund, Class R-6	1,938,075	91,910	6,080	274	(26,018)	1,998,161	3,415	—
Capital World Bond Fund, Class R-6	1,926,060	125,219	6,108	336	(63,210)	1,982,297	17,918	—
American Funds Inflation Linked Bond Fund, Class R-6	1,693,463	149,280	5,351	961	(66,415)	1,771,938	60,668	—
The Bond Fund of America, Class R-6	746,663	152,827	2,418	77	(22,990)	874,159	3,868	3,056
						11,746,484
Total 100%				$46,031	$(2,519,014)	$39,519,687	$257,098	$1,109,997
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 16 of 25

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 12%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	37,058,717	$1,533,860
American Funds Global Insight Fund, Class R-6	45,479,193	949,151
The Growth Fund of America, Class R-6	11,944,751	799,701
New Perspective Fund, Class R-6	7,176,175	439,613
SMALLCAP World Fund, Inc., Class R-6[1]	5,458,290	399,219
		4,121,544
Growth-and-income funds 26%
American Mutual Fund, Class R-6	44,491,222	2,320,662
Capital World Growth and Income Fund, Class R-6	35,777,399	2,170,973
Washington Mutual Investors Fund, Class R-6	29,727,974	1,728,682
The Investment Company of America, Class R-6	20,465,569	1,008,748
Fundamental Investors, Class R-6	13,677,869	980,156
International Growth and Income Fund, Class R-6	13,750,989	524,875
		8,734,096
Equity-income funds 10%
The Income Fund of America, Class R-6	74,910,220	1,911,709
Capital Income Builder, Class R-6	21,396,847	1,490,718
		3,402,427
Balanced funds 13%
American Balanced Fund, Class R-6	82,540,051	2,671,821
American Funds Global Balanced Fund, Class R-6	40,453,415	1,515,385
		4,187,206
Fixed income funds 39%
Intermediate Bond Fund of America, Class R-6	222,777,270	3,025,315
The Bond Fund of America, Class R-6	161,621,199	2,117,238
American Funds Inflation Linked Bond Fund, Class R-6	182,772,279	1,979,424
U.S. Government Securities Fund, Class R-6	134,589,019	1,873,479
American Funds Mortgage Fund, Class R-6	180,289,596	1,813,714
Capital World Bond Fund, Class R-6	84,932,565	1,659,582
American High-Income Trust, Class R-6	71,623,642	734,142
		13,202,894
Total investment securities 100% (cost: $29,596,826,000)		33,648,167
Other assets less liabilities 0%		(8,043)
Net assets 100%		$33,640,124
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 17 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 12%
AMCAP Fund, Class R-6[1]	$1,749,950	$42,454	$35,850	$3,783	$(226,477)	$1,533,860	$—	$42,453
American Funds Global Insight Fund, Class R-6	986,036	8,663	1,149	29	(44,428)	949,151	8,663	—
The Growth Fund of America, Class R-6	939,773	69,288	33,342	4,589	(180,607)	799,701	3,261	66,027
New Perspective Fund, Class R-6	485,336	32,428	6,105	1,030	(73,076)	439,613	2,859	29,569
SMALLCAP World Fund, Inc., Class R-6[1]	472,349	36,947	529	10	(109,558)	399,219	—	36,947
						4,121,544
Growth-and-income funds 26%
American Mutual Fund, Class R-6	2,279,860	82,162	12,593	1,743	(30,510)	2,320,662	12,724	69,438
Capital World Growth and Income Fund, Class R-6	2,244,124	123,197	2,633	1,324	(195,039)	2,170,973	11,278	111,918
Washington Mutual Investors Fund, Class R-6	1,717,679	40,144	2,057	1,330	(28,414)	1,728,682	8,138	32,006
The Investment Company of America, Class R-6	1,031,373	53,539	1,221	686	(75,629)	1,008,748	3,780	49,759
Fundamental Investors, Class R-6	1,012,406	73,118	1,191	777	(104,954)	980,156	6,247	66,871
International Growth and Income Fund, Class R-6	538,693	25,425	625	244	(38,862)	524,875	2,849	22,576
						8,734,096
Equity-income funds 10%
The Income Fund of America, Class R-6	1,824,963	134,648	2,198	753	(46,457)	1,911,709	18,518	68,832
Capital Income Builder, Class R-6	1,441,339	37,978	1,720	463	12,658	1,490,718	22,132	—
						3,402,427
Balanced funds 13%
American Balanced Fund, Class R-6	2,669,812	102,004	3,213	1,470	(98,252)	2,671,821	9,950	68,292
American Funds Global Balanced Fund, Class R-6	1,532,480	84,292	1,822	544	(100,109)	1,515,385	8,934	63,326
						4,187,206
Fixed income funds 39%
Intermediate Bond Fund of America, Class R-6	2,981,947	107,128	21,381	(337)	(42,042)	3,025,315	11,504	—
The Bond Fund of America, Class R-6	2,047,668	130,655	2,527	204	(58,762)	2,117,238	10,056	8,142
American Funds Inflation Linked Bond Fund, Class R-6	1,900,996	153,577	2,352	429	(73,226)	1,979,424	67,685	—
U.S. Government Securities Fund, Class R-6	1,862,900	41,054	2,273	158	(28,360)	1,873,479	8,440	—
American Funds Mortgage Fund, Class R-6	1,770,237	69,002	2,185	96	(23,436)	1,813,714	3,106	—
Capital World Bond Fund, Class R-6	1,631,184	83,204	2,031	159	(52,934)	1,659,582	15,172	—
American High-Income Trust, Class R-6	633,233	119,877	794	149	(18,323)	734,142	8,097	—
						13,202,894
Total 100%				$19,633	$(1,636,797)	$33,648,167	$243,393	$736,156
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 18 of 25

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,331,867	$486,936
AMCAP Fund, Class R-6[1]	9,290,491	384,533
		871,469
Growth-and-income funds 23%
American Mutual Fund, Class R-6	21,796,943	1,136,928
Capital World Growth and Income Fund, Class R-6	17,128,278	1,039,344
Washington Mutual Investors Fund, Class R-6	16,123,776	937,598
The Investment Company of America, Class R-6	11,348,118	559,349
Fundamental Investors, Class R-6	7,789,497	558,195
International Growth and Income Fund, Class R-6	2,845,709	108,621
		4,340,035
Equity-income funds 15%
The Income Fund of America, Class R-6	72,769,870	1,857,087
Capital Income Builder, Class R-6	14,921,288	1,039,566
		2,896,653
Balanced funds 12%
American Balanced Fund, Class R-6	46,915,195	1,518,645
American Funds Global Balanced Fund, Class R-6	20,040,390	750,713
		2,269,358
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	124,874,977	1,695,802
The Bond Fund of America, Class R-6	115,187,820	1,508,960
American Funds Inflation Linked Bond Fund, Class R-6	122,490,648	1,326,574
American Funds Mortgage Fund, Class R-6	112,940,072	1,136,177
U.S. Government Securities Fund, Class R-6	67,934,165	945,644
American High-Income Trust, Class R-6	91,912,973	942,108
Capital World Bond Fund, Class R-6	48,112,135	940,111
		8,495,376
Total investment securities 100% (cost: $16,534,072,000)		18,872,891
Other assets less liabilities 0%		(3,985)
Net assets 100%		$18,868,906
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 19 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$513,980	$4,476	$8,637	$207	$(23,090)	$486,936	$4,475	$—
AMCAP Fund, Class R-6[1]	455,026	10,606	25,496	3,608	(59,211)	384,533	—	10,606
						871,469
Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,166,655	45,033	61,053	9,258	(22,965)	1,136,928	6,356	34,684
Capital World Growth and Income Fund, Class R-6	1,087,793	96,298	53,228	2,953	(94,472)	1,039,344	5,420	53,784
Washington Mutual Investors Fund, Class R-6	973,925	22,898	45,236	11,220	(25,209)	937,598	4,442	17,469
The Investment Company of America, Class R-6	588,463	30,302	17,984	6,327	(47,759)	559,349	2,099	27,627
Fundamental Investors, Class R-6	588,468	47,299	18,774	4,926	(63,724)	558,195	3,540	37,893
International Growth and Income Fund, Class R-6	120,693	5,644	9,375	1,088	(9,429)	108,621	633	5,012
						4,340,035
Equity-income funds 15%
The Income Fund of America, Class R-6	1,852,862	86,953	36,733	3,516	(49,511)	1,857,087	18,434	68,519
Capital Income Builder, Class R-6	1,037,879	16,643	24,164	1,777	7,431	1,039,566	15,851	—
						2,896,653
Balanced funds 12%
American Balanced Fund, Class R-6	1,550,498	44,948	21,152	3,729	(59,378)	1,518,645	5,716	39,232
American Funds Global Balanced Fund, Class R-6	767,977	35,797	3,584	939	(50,416)	750,713	4,426	31,371
						2,269,358
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	1,715,701	38,415	34,387	(99)	(23,828)	1,695,802	6,519	—
The Bond Fund of America, Class R-6	1,529,179	46,358	24,123	34	(42,488)	1,508,960	7,354	5,949
American Funds Inflation Linked Bond Fund, Class R-6	1,327,250	68,045	19,167	1,192	(50,746)	1,326,574	46,215	—
American Funds Mortgage Fund, Class R-6	1,142,578	16,214	7,927	146	(14,834)	1,136,177	1,970	—
U.S. Government Securities Fund, Class R-6	951,938	12,501	4,577	300	(14,518)	945,644	4,289	—
American High-Income Trust, Class R-6	956,034	23,258	12,487	936	(25,633)	942,108	11,627	—
Capital World Bond Fund, Class R-6	946,186	29,714	5,720	299	(30,368)	940,111	8,677	—
						8,495,376
Total 100%				$52,356	$(700,148)	$18,872,891	$158,043	$332,146
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 20 of 25

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,407,415	$71,113
AMCAP Fund, Class R-6[1]	817,716	33,845
		104,958
Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,880,336	358,878
Capital World Growth and Income Fund, Class R-6	4,894,159	296,978
Washington Mutual Investors Fund, Class R-6	4,641,463	269,901
The Investment Company of America, Class R-6	3,596,376	177,266
Fundamental Investors, Class R-6	2,112,756	151,400
		1,254,423
Equity-income funds 19%
The Income Fund of America, Class R-6	29,153,054	743,986
Capital Income Builder, Class R-6	5,170,647	360,239
		1,104,225
Balanced funds 11%
American Balanced Fund, Class R-6	13,921,448	450,637
American Funds Global Balanced Fund, Class R-6	6,283,921	235,396
		686,033
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	49,044,730	666,027
The Bond Fund of America, Class R-6	35,938,740	470,797
American Funds Inflation Linked Bond Fund, Class R-6	38,342,095	415,245
American Funds Mortgage Fund, Class R-6	35,270,748	354,824
American High-Income Trust, Class R-6	28,759,299	294,783
Capital World Bond Fund, Class R-6	15,004,405	293,186
U.S. Government Securities Fund, Class R-6	12,591,450	175,273
Short-Term Bond Fund of America, Class R-6	12,643,426	125,170
		2,795,305
Total investment securities 100% (cost: $5,149,323,000)		5,944,944
Other assets less liabilities 0%		(1,388)
Net assets 100%		$5,943,556
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 21 of 25

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$75,185	$651	$1,396	$51	$(3,378)	$71,113	$651	$—
AMCAP Fund, Class R-6[1]	39,039	933	1,229	109	(5,007)	33,845	—	934
						104,958
Growth-and-income funds 21%
American Mutual Fund, Class R-6	361,928	16,710	15,509	2,280	(6,531)	358,878	1,983	10,821
Capital World Growth and Income Fund, Class R-6	301,167	30,264	8,687	211	(25,977)	296,978	1,516	15,046
Washington Mutual Investors Fund, Class R-6	277,949	8,343	12,394	2,924	(6,921)	269,901	1,280	5,034
The Investment Company of America, Class R-6	181,974	12,350	4,114	1,435	(14,379)	177,266	656	8,635
Fundamental Investors, Class R-6	157,924	13,501	4,025	1,603	(17,603)	151,400	964	10,315
						1,254,423
Equity-income funds 19%
The Income Fund of America, Class R-6	748,636	40,832	27,075	434	(18,841)	743,986	7,449	27,687
Capital Income Builder, Class R-6	361,747	6,906	11,618	228	2,976	360,239	5,532	—
						1,104,225
Balanced funds 11%
American Balanced Fund, Class R-6	461,980	13,316	8,256	502	(16,905)	450,637	1,693	11,623
American Funds Global Balanced Fund, Class R-6	239,792	11,225	125	38	(15,534)	235,396	1,388	9,837
						686,033
Fixed income funds 47%
Intermediate Bond Fund of America, Class R-6	648,962	26,612	348	17	(9,216)	666,027	2,499	—
The Bond Fund of America, Class R-6	474,983	9,314	254	31	(13,277)	470,797	2,293	1,857
American Funds Inflation Linked Bond Fund, Class R-6	415,777	17,047	1,963	312	(15,928)	415,245	14,565	—
American Funds Mortgage Fund, Class R-6	356,436	3,157	190	8	(4,587)	354,824	614	—
American High-Income Trust, Class R-6	298,208	4,447	158	28	(7,742)	294,783	3,618	—
Capital World Bond Fund, Class R-6	292,998	9,711	158	7	(9,372)	293,186	2,702	—
U.S. Government Securities Fund, Class R-6	193,631	824	16,547	49	(2,684)	175,273	824	—
Short-Term Bond Fund of America, Class R-6	110,155	16,169	62	—[3]	(1,092)	125,170	244	—
						2,795,305
Total 100%				$10,267	$(191,998)	$5,944,944	$50,471	$101,789
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 22 of 25

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
January 31, 2022
unaudited
Fund investments Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,701,118	$245,210
Capital World Growth and Income Fund, Class R-6	3,002,696	182,204
Washington Mutual Investors Fund, Class R-6	3,035,730	176,528
The Investment Company of America, Class R-6	2,699,584	133,062
Fundamental Investors, Class R-6	952,415	68,250
		805,254
Equity-income funds 22%
The Income Fund of America, Class R-6	26,370,233	672,968
Capital Income Builder, Class R-6	4,088,630	284,855
		957,823
Balanced funds 10%
American Balanced Fund, Class R-6	9,503,631	307,633
American Funds Global Balanced Fund, Class R-6	3,645,833	136,573
		444,206
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	51,561,601	700,206
The Bond Fund of America, Class R-6	29,817,187	390,605
Short-Term Bond Fund of America, Class R-6	32,201,915	318,799
American Funds Mortgage Fund, Class R-6	28,092,027	282,606
American Funds Inflation Linked Bond Fund, Class R-6	25,111,840	271,961
Capital World Bond Fund, Class R-6	6,544,779	127,885
American High-Income Trust, Class R-6	12,474,119	127,860
		2,219,922
Total investment securities 100% (cost: $3,955,031,000)		4,427,205
Other assets less liabilities 0%		(651)
Net assets 100%		$4,426,554
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 23 of 25

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 1/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$249,578	$13,415	$14,906	$850	$(3,727)	$245,210	$1,371	$7,482
Capital World Growth and Income Fund, Class R-6	186,952	22,992	11,934	341	(16,147)	182,204	946	9,390
Washington Mutual Investors Fund, Class R-6	178,662	8,842	8,386	595	(3,185)	176,528	828	3,258
The Investment Company of America, Class R-6	134,332	13,592	5,371	1,065	(10,556)	133,062	487	6,407
Fundamental Investors, Class R-6	72,144	6,928	3,540	762	(8,044)	68,250	443	4,741
						805,254
Equity-income funds 22%
The Income Fund of America, Class R-6	667,274	41,695	19,480	899	(17,420)	672,968	6,673	24,804
Capital Income Builder, Class R-6	284,298	8,709	10,773	471	2,150	284,855	4,363	—
						957,823
Balanced funds 10%
American Balanced Fund, Class R-6	313,190	12,918	7,271	587	(11,791)	307,633	1,155	7,929
American Funds Global Balanced Fund, Class R-6	144,785	8,443	7,475	103	(9,283)	136,573	833	5,905
						444,206
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	681,063	33,811	4,964	79	(9,783)	700,206	2,631	—
The Bond Fund of America, Class R-6	382,088	20,577	1,221	95	(10,934)	390,605	1,872	1,503
Short-Term Bond Fund of America, Class R-6	298,494	24,105	956	18	(2,862)	318,799	640	—
American Funds Mortgage Fund, Class R-6	279,014	8,081	878	35	(3,646)	282,606	484	—
American Funds Inflation Linked Bond Fund, Class R-6	277,896	9,539	5,293	401	(10,582)	271,961	9,540	—
Capital World Bond Fund, Class R-6	141,156	1,227	10,259	27	(4,266)	127,885	1,228	—
American High-Income Trust, Class R-6	142,109	1,667	12,418	289	(3,787)	127,860	1,666	—
						2,219,922
Total 100%				$6,617	$(123,863)	$4,427,205	$35,160	$71,419
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 24 of 25

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-850-0322O-S85326	American Funds Target Date Retirement Series — Page 25 of 25